INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 6,140		$ 8,552
Work in progress	4,795		1,404
Finished products	18,449		15,017
Inventories	29,384		24,973
Inventory write-offs	$ 455	$ 303